ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current:
Accounts payable	$ 246	$ 266
Accrued & other liabilities	400	274
Deferred revenue	159	108
Provisions	59	64
Total current	864	712
Non-current:
Deferred revenue	300	293
Pension liabilities	100	98
Provisions	95	41
Other liabilities	298	148
Total non-current	$ 793	$ 580
Average credit period on purchases of goods and services	30 days